SHAREHOLDERS' EQUITY - Share Offer (Details) $ / shares in Units, $ in Billions	1 Months Ended
Jul. 31, 2025 HKD ($) $ / shares shares
Share offer
SHAREHOLDERS' EQUITY
Net proceeds | $	$ 2.2
Share offer | Class A ordinary shares
SHAREHOLDERS' EQUITY
Issuance of ordinary shares upon share offer, Shares	34,500,000
Offer price | $ / shares	$ 66
Hong Kong public offering | Class A ordinary shares
SHAREHOLDERS' EQUITY
Issuance of ordinary shares upon share offer, Shares	10,350,000
International offering | Class A ordinary shares
SHAREHOLDERS' EQUITY
Issuance of ordinary shares upon share offer, Shares	24,150,000